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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System,  101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         January 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.1%

		BRAZIL: 4.1%
8,870,331		Centrais Eletricas Brasileiras SA ADR	$79,701,698
3,741,386	@, L	Contax Participacoes SA ADR	5,203,146
179,388	L	Tele Centro Oeste Celular Participacoes SA ADR	2,593,950
13,898	@, L	Tele Leste Celular Participacoes SA ADR	250,581
2,532,786	L	Tele Norte Leste Participacoes SA ADR	44,982,279
1,208,600	L	Telecomunicacoes Brasileiras SA ADR	43,147,020
169,474	@, L	Telesp Celular Participacoes SA ADR	816,865
111,928	L	Tim Participacoes SA ADR	4,169,318
			180,864,857

		CANADA: 1.6%
12,138,000	@	Bombardier, Inc.	31,637,575
13,614,900	@, L	Nortel Networks Corp.	40,844,700
			72,482,275

		FRANCE: 8.2%
7,228,100	@	Alcatel SA	96,174,017
1,054,190		Carrefour SA	49,635,837
2,267,947	@, L	Electricite de France	100,574,879
2,876,900		France Telecom SA	65,472,996
561,050		Sanofi-Synthelabo SA	51,436,296
			363,294,025

		GERMANY: 10.8%
2,268,600		DaimlerChrysler AG	130,133,504
7,445,800		Deutsche Telekom AG	117,886,764
1,150,000		Heidelberger Druckmaschinen	50,722,639
411,200		Hypo Real Estate Holding	26,917,252
326,500		Muenchener Rueckversicherungs AG	44,296,957
359,298		Schering AG	24,501,646
1,400,117	L	Volkswagen AG	82,945,704
			477,404,466

		HONG KONG: 0.6%
1,624,636		Jardine Matheson Holdings Ltd.	27,478,734
			27,478,734

		ITALY: 5.1%
10,705,782		Banca Intesa S.p.A.	60,884,585
32,441,675		Telecom Italia S.p.A.	81,088,606
11,513,600		UniCredito Italiano S.p.A.	81,968,032
			223,941,223

		JAPAN: 20.2%
4,268,436	@	Daiichi Sankyo Co., Ltd.	88,602,908
517,800		Fuji Photo Film Co., Ltd.	17,803,046
12,859,700		Hitachi Ltd.	90,758,940
5,228		Japan Tobacco, Inc.	81,255,320
4,545		Millea Holdings, Inc.	87,352,634
6,203		Mitsubishi Tokyo Financial Group, Inc.	89,486,813
4,932,000		Mitsui Sumitomo Insurance Co., Ltd.	60,491,455

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.1% (continued)
13,125		Nippon Telegraph & Telephone Corp.	$60,696,008
1,174,000		Ono Pharmaceutical Co., Ltd.	53,017,280
2,179,000		Sony Corp.	106,074,561
6,216		Sumitomo Mitsui Financial Group, Inc.	72,559,588
509,000		TDK Corp.	37,022,883
1,153,800		Yamanouchi Pharmaceutical Co., Ltd.	47,831,853
			892,953,289

		MEXICO: 1.6%
2,942,320	L	Telefonos de Mexico SA de CV ADR	69,850,677
			69,850,677

		NETHERLANDS: 8.5%
3,916,088		Aegon NV	63,172,260
1,737,200		Akzo Nobel NV	84,100,957
11,760,841	@	Koninklijke Ahold NV	90,904,737
1,188,700		Unilever NV	83,325,996
2,303,184		Wolters Kluwer NV	51,051,036
			372,554,986

		NEW ZEALAND: 1.2%
13,335,944		Telecom Corp. of New Zealand Ltd.	51,655,610
			51,655,610

		PORTUGAL: 1.5%
6,709,676		Portugal Telecom SGPS SA	67,581,637
			67,581,637

		SINGAPORE: 3.4%
3,652,191		DBS Group Holdings Ltd.	36,957,886
6,060,800	#	DBS Group Holdings Ltd. ADR	61,250,445
12,232,800		Oversea-Chinese Banking Corp.	51,310,256
			149,518,587

		SOUTH KOREA: 5.0%
1,463,610	@	Korea Electric Power Corp.	63,321,363
2,745,880	L	Korea Electric Power Corp. ADR	62,386,394
183,200		KT Corp.	7,283,116
2,192,310		KT Corp. ADR	46,279,664
202,885		SK Telecom Co., Ltd.	40,352,481
			219,623,018

		SPAIN: 4.3%
1,816,233		Banco Bilbao Vizcaya Argentaria SA	36,686,460
3,107,600		Banco Santander Central Hispano SA	44,537,109
7,078,302		Telefonica SA	107,894,176
			189,117,745

		SWITZERLAND: 5.4%
478,400		Nestle SA	140,012,927
91,700		Swisscom AG	28,087,979
328,715	@	Zurich Financial Services AG	71,838,594
			239,939,500

		UNITED KINGDOM: 16.2%
2,964,800		British Sky Broadcasting PLC	25,591,983
12,269,781		BT Group PLC	44,822,172
48,322,582		Corus Group PLC	60,024,663
3,066,000		GlaxoSmithKline PLC	78,416,682
78,261,262	@	Invensys PLC	29,944,268

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2006 (Unaudited)

Shares		Value

COMMON STOCK: 98.1% (continued)
33,530,226	ITV PLC	$64,593,398
8,159,200	J Sainsbury PLC	43,669,031
11,046,451	Marks & Spencer Group PLC	95,481,185
32,163,031	Morrison WM Supermarkets	106,802,002
35,348,000	Royal & Sun Alliance Insurance Group	78,941,259
8,253,700	Unilever PLC	86,606,077
		714,892,720

	VENEZUELA: 0.4%
1,216,822	Cia Anonima Nacional Telefonos de Venezuela ADR	17,315,377
		17,315,377

	Total Common Stock
	(Cost $3,488,363,867)	4,330,468,726

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.8%

	U.S. Government Agency Obligation: 0.8%
$34,660,000	Federal Home Loan Bank, 4.120%, due 02/01/06	$34,656,034

	Total U.S. Government Agency Obligation
	(Cost $34,656,034)	34,656,034

	Securities Lending CollateralCC: 2.0%
87,801,000	The Bank of New York Institutional Cash Reserves Fund	87,801,000

	Total Securities Lending Collateral
	(Cost $87,801,000)

	Total Short-Term Investments
	(Cost $122,457,034)	122,457,034

Total Investments in Securities
(Cost $3,610,820,901)*	100.9%	$4,452,925,760
Other Assets and Liabilities-Net	(0.9)	(41,780,907)
Net Assets	100.0%	$4,411,144,853

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
*	Cost for federal income tax purposes is $3,624,267,094.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,007,766,288
	Gross Unrealized Depreciation	(179,107,622)
	Net Unrealized Appreciation	$828,658,666

Industry	Percentage of Net Assets
Agriculture	1.8%
Auto Manufacturers	4.8
Banks	12.8
Chemicals	1.9
Computers	0.8
Electric	6.9
Electrical Components and Equipment	2.1
Federal Home Loan Bank	0.8
Food	13.6
Holding Companies - Diversified	0.6
Home Furnishings	2.4
Insurance	9.2
Iron/Steel	1.4
Machinery - Diversified	1.1
Media	3.2
Miscellaneous Manufacturing	1.8
Pharmaceuticals	7.8
Retail	2.2
Telecommunications	23.7
Securities Lending Collateral	2.0
Other Assets and Liabilities, Net	(0.9)
Net Assets	100%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 31, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 31, 2006